Investment Strategy	Dec. 31, 2023
Bond Plus Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, this Fund invests at least 80% of its assets in a combination of (1) derivatives that provide exposure to bonds and (2) bonds.
Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser of the Fund, and Fidelity Diversifying Solutions LLC (“FDS”), sub-adviser to a portion of the Fund, manage the Fund as described further below.
The term “bond” in the Fund’s name refers to debt securities and derivatives that provide exposure to debt securities.
PLFA managed portion:
For the PLFA managed portion of the Fund, PLFA seeks to gain exposure to debt securities using derivatives in a notional amount (i.e., the face value amount of a derivatives contract) approximately equal to the Fund’s net assets. Because fewer assets are generally required to gain investment exposure using derivatives than with securities directly, PLFA allocates the remaining assets to FDS to manage as described under the “FDS managed portion.”
These derivatives are total return swap agreements and futures contracts. PLFA seeks to achieve the Fund’s investment goal in this portion of the Fund by gaining exposure to debt securities through total return swap agreements and futures contracts on the Bloomberg US Aggregate Bond Index (the “Index”), a debt securities index that represents the investment grade, U.S. dollar-denominated, fixed rate taxable bond market. PLFA may also enter into total return swap agreements on exchange traded funds (“ETFs”) that seek to track the performance of the Index.
Using derivatives such as total return swaps and futures contracts on the Index or total return swaps on ETFs that track the performance of the Index is a way to obtain investment exposure to debt securities, as represented by the Index, and seek the returns of the Index without purchasing all of the securities in the Index. PLFA may also invest in U.S. Treasury futures contracts to gain exposure to debt securities that approximate key risk factors and performance attributes of the Index, such as duration.
PLFA will also seek to achieve additional gains above the Index by making specific investment decisions for the Fund as it sees investment opportunities (“incremental alpha”). To seek incremental alpha, PLFA may use futures contracts to implement its investment views on risk factors or performance attributes within the debt securities market, as represented by the Index. This could involve, for example, PLFA selling short U.S. Treasury futures contracts to express an investment view for lower duration relative to the Index, or doing the opposite.
FDS managed portion:
FDS manages its portion of the Fund to seek to contribute to returns in excess of the Index returns (or “alpha”), to earn income to offset the cost of the Fund’s derivatives investments, and to maintain collateral for the Fund’s derivatives exposure.
This portion of the Fund will be invested primarily in investment grade debt securities, including U.S. debt and U.S. dollar-denominated debt issued by foreign entities in developed markets, and repurchase agreements for those securities. Under normal circumstances, this portion of the Fund is expected to maintain an average credit quality of A- or higher and a weighted average duration that is between 0 and 2.75 years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer this portion of the Fund’s duration, the more sensitive it is to interest rate risk. The shorter this portion of the Fund’s duration, the less sensitive it is to interest rate risk.
When selecting investments for this portion of the Fund, FDS evaluates sectors of the bond market and individual securities within these sectors. FDS selects U.S. dollar-denominated bonds from several sectors including: U.S. and foreign developed market government securities (including agencies); investment grade corporate bonds; mortgage-related securities; asset-backed securities; and cash equivalents.
In addition, FDS may use derivatives, including buying or selling options or futures contracts on a debt security or an index of debt securities, or entering into credit default swaps and interest rate swaps, including options thereon (i.e., swaptions), primarily to manage risks of the debt security investments by increasing or decreasing the exposure to risk factors associated with those investments or as a substitute for investing in the debt securities directly. For example, FDS could use Treasury futures contracts to manage interest rate risk or credit default swaps to manage credit risk of corporate bonds or gain exposure to debt security investments in a certain sector.
This portion of the Fund may also invest in debt securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”).
FDS may purchase or sell investments for this portion of the Fund for a variety of reasons, such as to adjust the Fund’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

Large-Cap Plus Bond Alpha Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, this Fund invests at least 80% of its assets in a combination of (1) derivatives that provide exposure to the U.S. large-capitalization equity market and (2) bonds.
Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser of the Fund, manages the large-cap portion of the Fund while Fidelity Diversifying Solutions LLC (“FDS”) manages the bond portion of the Fund as sub-adviser to that portion of the Fund.
Large-Cap portion:
The term “large-cap” in the Fund’s name refers to derivative investments used to gain exposure to the U.S. large-capitalization equity market.
For the large-cap portion of the Fund, PLFA seeks to gain exposure to the U.S. large-capitalization equity market using derivatives in a notional amount (i.e., the face value amount of a derivatives contract) approximately equal to the Fund’s net assets. Because fewer assets are generally required to gain investment exposure using derivatives than with securities directly, PLFA allocates the remaining assets to the bond portion of the Fund.
These derivatives are total return swap agreements and futures contracts. PLFA seeks to achieve the Fund’s investment goal in this portion of the Fund by gaining exposure to the U.S. large-capitalization equity market through total return swap agreements and futures contracts on the S&P 500 Index (the “Index”), an equity securities index that represents the U.S. large-capitalization equity market.
PLFA generally considers a company to have a large market capitalization or to be a large-cap company if the company has a market capitalization within the range of companies included in the Index, or a comparable index which is generally considered in the financial services industry as representing the large-capitalization segment of the U.S. equity universe. As of June 30, 2024, the market capitalization range for the Index was approximately $4.6 billion to $3.3 trillion.
This portion of the Fund may also invest in futures contracts on other U.S. large-cap indices to gain exposure to the U.S. large-capitalization equity market. Using derivatives such as total return swaps and futures contracts is a way to obtain investment exposure to the U.S. large-capitalization equity market, as represented by the particular index, and seek the returns of that index without purchasing all of the securities in the index.
PLFA will also seek to achieve additional gains above the Index by making specific investment decisions for the Fund as it sees investment opportunities (“incremental alpha”). To seek incremental alpha, PLFA may use total return swaps and/or futures contracts to implement its investment views on sub-asset classes within the overall U.S. large-capitalization equity market, such as large-cap growth or large-cap value. This could involve, for example, buying total return swaps on a large-cap growth index to express a positive view on large-cap growth as a sub-asset class. Another example could be hedging out part of the large-cap growth portion of the Index using derivatives, resulting in an overweight to the large-cap value portion, or doing the opposite.
Bond portion:
The term “bond” in the Fund’s name refers to debt securities and derivatives that provide exposure to debt securities.
The bond portion of the Fund will be managed by FDS to seek to contribute to returns in excess of the Index returns (or “alpha”), to earn income to offset the cost of the Fund’s derivatives investments, and to maintain collateral for the Fund’s derivatives exposure.
This portion of the Fund will be invested primarily in investment grade debt securities, including U.S. debt and U.S. dollar-denominated debt issued by foreign entities in developed markets, and repurchase agreements for those securities. Under normal circumstances, this portion of the Fund is expected to maintain an average credit quality of A- or higher and a weighted average duration that is between 0 and 2.75 years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer this portion of the Fund’s duration, the more sensitive it is to interest rate risk. The shorter this portion of the Fund’s duration, the less sensitive it is to interest rate risk.
When selecting investments for this portion of the Fund, FDS evaluates sectors of the bond market and individual securities within these sectors. FDS selects U.S. dollar-denominated bonds from several sectors including: U.S. and foreign developed market government securities (including agencies); investment grade corporate bonds; mortgage-related securities; asset-backed securities; and cash equivalents.
In addition, FDS may use derivatives, including buying or selling options or futures contracts on a debt security or an index of debt securities, or entering into credit default swaps and interest rate swaps, including options thereon (i.e., swaptions), primarily to manage risks of the debt security investments by increasing or decreasing the exposure to risk factors associated with those investments or as a substitute for investing in the debt securities directly. For example, FDS could use U.S. Treasury futures contracts to manage interest rate risk or credit default swaps to manage credit risk of corporate bonds or gain exposure to debt security investments in a certain sector.
This portion of the Fund may also invest in debt securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”).
FDS may purchase or sell investments for this portion of the Fund for a variety of reasons, such as to adjust the Fund’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

QQQ Plus Bond Alpha Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, this Fund invests at least 80% of its assets in a combination of (1) derivatives that provide exposure to the Nasdaq-100 Index and/or the Nasdaq-100 Total Return Index (the “Nasdaq-100 Indices”) and (2) bonds.
Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser of the Fund, manages the “QQQ” portion of the Fund while Fidelity Diversifying Solutions LLC (“FDS”) manages the bond portion of the Fund as sub-adviser to that portion of the Fund.
QQQ portion:
The term “QQQ” in the Fund’s name refers to derivative investments used to gain exposure to the Nasdaq-100 Indices, large-cap growth equity indices designed to track the performance of 100 of the largest domestic and international non-financial companies listed on the Nasdaq® Stock Market based upon market capitalization.
For the QQQ portion of the Fund, PLFA seeks to gain exposure to the Nasdaq-100 Indices using derivatives in a notional amount (i.e., the face value amount of a derivatives contract) approximately equal to the Fund’s net assets. Because fewer assets are generally required to gain investment exposure using derivatives than with securities directly, PLFA allocates the remaining assets to the bond portion of the Fund.
These derivatives are total return swap agreements and futures contracts. Using derivatives such as total return swaps and futures contracts is a way to obtain the return of the Nasdaq-100 Indices that is the economic equivalent of, but does not involve investing in, all of the securities in those indices.
In seeking to gain exposure to the Nasdaq-100 Indices through the use of derivatives, this portion of the Fund will in turn be exposed to the same groups of industries/sectors in the same manner as the Nasdaq-100 Indices, which may include a significant percentage to a single sector. Based upon the current composition of the Nasdaq-100 Indices, it is anticipated that this portion of the Fund will be significantly represented by securities of companies in the Technology sector. The exposure of this portion of the Fund to sectors is likely to change over time as the composition of the Nasdaq-100 Indices changes over time.
This portion of the Fund will not concentrate, except to the same approximate extent as the Nasdaq-100 Indices may concentrate, in the securities of a particular industry or group of industries (also known as a sector). This portion of the Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Nasdaq-100 Indices.
Bond portion:
The term “bond” in the Fund’s name refers to debt securities and derivatives that provide exposure to debt securities.
The bond portion of the Fund will be managed by FDS to seek to contribute to returns in excess of the Nasdaq-100 Indices returns (or “alpha”), to earn income to offset the cost of the Fund’s derivatives investments, and to maintain collateral for the Fund’s derivatives exposure.
This portion of the Fund will be invested primarily in investment grade debt securities, including U.S. debt and U.S. dollar-denominated debt issued by foreign entities in developed markets, and repurchase agreements for those securities. Under normal circumstances, this portion of the Fund is expected to maintain an average credit quality of A- or higher and a weighted average duration that is between 0 and 2.75 years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer this portion of the Fund’s duration, the more sensitive it is to interest rate risk. The shorter this portion of the Fund’s duration, the less sensitive it is to interest rate risk.
When selecting investments for this portion of the Fund, FDS evaluates sectors of the bond market and individual securities within these sectors. FDS selects U.S. dollar-denominated bonds from several sectors including: U.S. and foreign developed market government securities (including agencies); investment grade corporate bonds; mortgage-related securities; asset-backed securities; and cash equivalents.
In addition, FDS may use derivatives, including buying or selling options or futures contracts on a debt security or an index of debt securities, or entering into credit default swaps and interest rate swaps, including options thereon (i.e., swaptions), primarily to manage risks of the debt security investments by increasing or decreasing the exposure to risk factors associated with those investments or as a substitute for investing in the debt securities directly. For example, FDS could use U.S. Treasury futures contracts to manage interest rate risk or credit default swaps to manage credit risk of corporate bonds or gain exposure to debt security investments in a certain sector.
This portion of the Fund may also invest in debt securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”).
FDS may purchase or sell investments for this portion of the Fund for a variety of reasons, such as to adjust the Fund’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

Small-Cap Plus Bond Alpha Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, this Fund invests at least 80% of its assets in a combination of (1) derivatives that provide exposure to the U.S. small-capitalization equity market and (2) bonds.
Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser of the Fund, manages the small-cap portion of the Fund while Fidelity Diversifying Solutions LLC (“FDS”) manages the bond portion of the Fund as sub-adviser to that portion of the Fund.
Small-Cap portion:
The term “small-cap” in the Fund’s name refers to derivative investments used to gain exposure to the U.S. small-capitalization equity market.
For the small-cap portion of the Fund, PLFA seeks to gain exposure to the U.S. small-capitalization equity market using derivatives in a notional amount (i.e., the face value amount of a derivatives contract) approximately equal to the Fund’s net assets. Because fewer assets are generally required to gain investment exposure using derivatives than with securities directly, PLFA allocates the remaining assets to the bond portion of the Fund.
These derivatives are total return swap agreements and futures contracts. PLFA seeks to achieve the Fund’s investment goal in this portion of the Fund by gaining exposure to the U.S. small-capitalization equity market through total return swap agreements and futures contracts on the Russell 2000 Index (the “Index”), an equity securities index that represents the U.S. small-capitalization equity market.
PLFA generally considers a company to have a small market capitalization or to be a small-cap company if the company has a market capitalization within the range of companies included in the Index, or a comparable index which is generally considered in the financial services industry as representing the small-capitalization segment of the U.S. equity universe. As of June 30, 2024, the market capitalization range for the Index was approximately $7.1 million to $48.0 billion.
This portion of the Fund may also invest in futures contracts on other U.S. small-cap indices to gain exposure to the U.S. small-capitalization equity market. Using derivatives such as total return swaps and futures contracts is a way to obtain investment exposure to the U.S. small-capitalization equity market, as represented by the particular index, and seek the returns of that index without purchasing all of the securities in the index.
PLFA will also seek to achieve additional gains above the Index by making specific investment decisions for the Fund as it sees investment opportunities (“incremental alpha”). To seek incremental alpha, PLFA may use total return swaps and/or futures contracts to implement its investment views on sub-asset classes within the overall U.S. small-capitalization equity market, such as small-cap growth or small-cap value. This could involve, for example, buying total return swaps on a small-cap growth index to express a positive view on small-cap growth as a sub-asset class. Another example could be hedging out part of the small-cap growth portion of the Index using derivatives, resulting in an overweight to the small-cap value portion, or doing the opposite.
Bond portion:
The term “bond” in the Fund’s name refers to debt securities and derivatives that provide exposure to debt securities.
The bond portion of the Fund will be managed by FDS to seek to contribute to returns in excess of the Index returns (or “alpha”), to earn income to offset the cost of the Fund’s derivatives investments, and to maintain collateral for the Fund’s derivatives exposure.
This portion of the Fund will be invested primarily in investment grade debt securities, including U.S. debt and U.S. dollar-denominated debt issued by foreign entities in developed markets, and repurchase agreements for those securities. Under normal circumstances, this portion of the Fund is expected to maintain an average credit quality of A- or higher and a weighted average duration that is between 0 and 2.75 years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer this portion of the Fund’s duration, the more sensitive it is to interest rate risk. The shorter this portion of the Fund’s duration, the less sensitive it is to interest rate risk.
When selecting investments for this portion of the Fund, FDS evaluates sectors of the bond market and individual securities within these sectors. FDS selects U.S. dollar-denominated bonds from several sectors including: U.S. and foreign developed market government securities (including agencies); investment grade corporate bonds; mortgage-related securities; asset-backed securities; and cash equivalents.
In addition, FDS may use derivatives, including buying or selling options or futures contracts on a debt security or an index of debt securities, or entering into credit default swaps and interest rate swaps, including options thereon (i.e., swaptions), primarily to manage risks of the debt security investments by increasing or decreasing the exposure to risk factors associated with those investments or as a substitute for investing in the debt securities directly. For example, FDS could use U.S. Treasury futures contracts to manage interest rate risk or credit default swaps to manage credit risk of corporate bonds or gain exposure to debt security investments in a certain sector.
This portion of the Fund may also invest in debt securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”).
FDS may purchase or sell investments for this portion of the Fund for a variety of reasons, such as to adjust the Fund’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

International Equity Plus Bond Alpha Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, this Fund invests at least 80% of its assets in a combination of (1) derivatives that provide exposure to the international equity markets and (2) bonds.
Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser of the Fund, manages the international equity portion of the Fund while Fidelity Diversifying Solutions LLC (“FDS”) manages the bond portion of the Fund as sub-adviser to that portion of the Fund.
International Equity portion:
The term “international equity” in the Fund’s name refers to derivative investments used to gain exposure to the international equity markets.
For the international equity portion of the Fund, PLFA seeks to gain exposure to the international equity markets using derivatives in a notional amount (i.e., the face value amount of a derivatives contract) approximately equal to the Fund’s net assets. Because fewer assets are generally required to gain investment exposure using derivatives than with securities directly, PLFA allocates the remaining assets to the bond portion of the Fund.
These derivatives are total return swap agreements and futures contracts. PLFA seeks to achieve the Fund’s investment goal in this portion of the Fund by gaining exposure to the international equity markets through total return swap agreements and futures contracts on the MSCI Europe, Australasia and Far East (“EAFE”) Index (the “Index”), an equity securities index that represents the large- and mid-capitalization equity markets across various developed countries, including countries in Europe, Australasia and the Far East, excluding the U.S. and Canada.
This portion of the Fund may also invest in futures contracts on other international equity indices to gain exposure to the international equity markets. Using derivatives such as total return swaps and futures contracts is a way to obtain investment exposure to the international equity market, as represented by the particular index, and seek the returns of that index without purchasing all of the securities in the index.
PLFA will also seek to achieve additional gains above the Index by making specific investment decisions for the Fund as it sees investment opportunities (“incremental alpha”). To seek incremental alpha, PLFA may use total return swaps and/or futures contracts to implement its investment views on sub-asset classes within the overall international equity markets, such as international growth or international value, or single countries or geographic regions. This could involve, for example, buying total return swaps on an international growth index to express a positive view on international growth as a sub-asset class. Another example could be hedging out part of the international growth portion of the Index using derivatives, resulting in an overweight to the international value portion, or doing the opposite.
Bond portion:
The term “bond” in the Fund’s name refers to debt securities and derivatives that provide exposure to debt securities.
The bond portion of the Fund will be managed by FDS to seek to contribute to returns in excess of the Index returns (or “alpha”), to earn income to offset the cost of the Fund’s derivatives investments, and to maintain collateral for the Fund’s derivatives exposure.
This portion of the Fund will be invested primarily in investment grade debt securities, including U.S. debt and U.S. dollar-denominated debt issued by foreign entities in developed markets, and repurchase agreements for those securities. Under normal circumstances, this portion of the Fund is expected to maintain an average credit quality of A- or higher and a weighted average duration that is between 0 and 2.75 years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer this portion of the Fund’s duration, the more sensitive it is to interest rate risk. The shorter this portion of the Fund’s duration, the less sensitive it is to interest rate risk.
When selecting investments for this portion of the Fund, FDS evaluates sectors of the bond market and individual securities within these sectors. FDS selects U.S. dollar-denominated bonds from several sectors including: U.S. and foreign developed market government securities (including agencies); investment grade corporate bonds; mortgage-related securities; asset-backed securities; and cash equivalents.
In addition, FDS may use derivatives, including buying or selling options or futures contracts on a debt security or an index of debt securities, or entering into credit default swaps and interest rate swaps, including options thereon (i.e., swaptions), primarily to manage risks of the debt security investments by increasing or decreasing the exposure to risk factors associated with those investments or as a substitute for investing in the debt securities directly. For example, FDS could use U.S. Treasury futures contracts to manage interest rate risk or credit default swaps to manage credit risk of corporate bonds or gain exposure to debt security investments in a certain sector.
This portion of the Fund may also invest in debt securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”).
FDS may purchase or sell investments for this portion of the Fund for a variety of reasons, such as to adjust the Fund’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.